Available-for-Sale Marketable Securities - Schedule of Amortized Cost and Fair Values of Marketable Debt Securities by Contractual Maturity (Detail) - Cara Therapeutics, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Securities [Abstract]
Amortized Cost of marketable debt securities, contractual maturity, less than one year		$ 49,243
Amortized cost		49,243
Fair value of marketable debt securities, contractual maturities, less than one year		48,983
Total fair Value of marketable debt securities, contractual maturity	$ 0	48,983
Proceeds from sale of available-for-sale marketable securities	0	0
Interest receivable	$ 62	$ 139